Exhibit 99.13

Monthly Investor Report: Verizon Master Trust - VZMT 2025-3

Collection Period	June 2025
Payment Date	07/21/2025
Transaction Month	4
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	3/22/27	03/20/2030	$706,008,000.00		4.51%			4.51%
Class A-1b	3/22/27	03/20/2030	$185,000,000.00	31	SOFR +0.55%	07/14/2025	4.34262%	4.89%
Class B	3/22/27	03/20/2030	$68,120,000.00		4.77%			4.77%
Class C	3/22/27	03/20/2030	$40,872,000.00		4.90%			4.90%

Total			$1,000,000,000.00

Series 2025-3 Allocation % x Group One Available Funds								$68,743,373.81
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$68,743,373.81

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$73.36	$73.36	$0.00	$0.00		$68,743,300.45
Owner Trustee Fee			$220.08	$220.08	$0.00	$0.00		$68,743,080.37
Asset Representations Reviewer Fee			$38.53	$38.53	$0.00	$0.00		$68,743,041.84
Supplemental ARR Fee			$154.13	$154.13	$0.00	$0.00		$68,742,887.71
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$68,741,637.71
Servicing Fee			$764,782.50	$764,782.50	$0.00	$0.00		$67,976,855.21
Class A-1a Note Interest			$2,653,413.40	$2,653,413.40	$0.00	$0.00		$65,323,441.81
Class A-1b Note Interest			$779,421.55	$779,421.55	$0.00	$0.00		$64,544,020.26
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,544,020.26
Class B Note Interest			$270,777.00	$270,777.00	$0.00	$0.00		$64,273,243.26
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,273,243.26
Class C Note Interest			$166,894.00	$166,894.00	$0.00	$0.00		$64,106,349.26
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,106,349.26
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$64,106,349.26
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,106,349.26
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$64,106,349.26
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$64,106,349.26
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$64,106,349.26
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$64,106,349.26
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$64,106,349.26
Class R Interest			$64,106,349.26	$64,106,349.26	$0.00	$0.00		$0.00

Total			$68,743,373.81	$68,743,373.81	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$2,653,413.40	$0.00	$0.00	$2,653,413.40
Class A-1b			$0.00	$0.00	$779,421.55	$0.00	$0.00	$779,421.55
Class B			$0.00	$0.00	$270,777.00	$0.00	$0.00	$270,777.00
Class C			$0.00	$0.00	$166,894.00	$0.00	$0.00	$166,894.00

Total			$0.00	$0.00	$3,870,505.95	$0.00	$0.00	$3,870,505.95

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$706,008,000.00	1.00	$706,008,000.00	1.00
Class A-1b	$1,000.00	$4.21	$0.00	$4.21	$185,000,000.00	1.00	$185,000,000.00	1.00
Class B	$1,000.00	$3.98	$0.00	$3.98	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.08	$0.00	$4.08	$40,872,000.00	1.00	$40,872,000.00	1.00

Total	$1,000.00	$3.87	$0.00	$3.87	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

				Beginning Period		Add: Deposit		Ending Period
Principal Funding Account Limit				$500,000,000.00				$500,000,000.00
Principal Funding Account balance				$0.00		$0.00		$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.